Right-Of-Use Assets and Lease Liabilities (Schedule of Amounts Recognized in Consolidated Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Total cash outflow for leases	$ 551	$ 618